Deferred Revenue (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Successor [Member]
Statement [Line Items]
Total Deferred Revenue	$ 2,690
Successor [Member] | Licensing Agreements [Member]
Statement [Line Items]
Total Deferred Revenue	2,388
Successor [Member] | Professional Service Agreements [Member]
Statement [Line Items]
Total Deferred Revenue	$ 302
Predecessor [Member]
Statement [Line Items]
Total Deferred Revenue		$ 2,162
Predecessor [Member] | Licensing Agreements [Member]
Statement [Line Items]
Total Deferred Revenue		1,937
Predecessor [Member] | Professional Service Agreements [Member]
Statement [Line Items]
Total Deferred Revenue		$ 225